EQUITY (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale investments
As of beginning of period	$ 7,375	$ (7,093)	$ 21,684
Gain (losses) on the re-measurement of available for sale investments, before tax	(10,384)	2,267	(51,178)
Recycling adjustments on cash flow hedges, before tax	4,864	12,201	22,401
Subtotals	(5,520)	14,468	(28,777)
As of end of period	1,855	7,375	(7,093)
Cash flow hedges
As of beginning of period	2,288	8,626	10,725
Gains (losses) on the re-measurement of cash flow hedges, before tax	(5,850)	(6,261)	(2,105)
Recycling adjustments on cash flow hedges, before tax		(77)	6
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction
Subtotals	(5,850)	(6,338)	(2,099)
As of end of period	(3,562)	2,288	8,626
Other comprehensive income, before taxes	(1,707)	9,663	1,533
Income tax related to other comprehensive income components
Income tax relating to available for sale investments	(473)	(1,770)	1,596
Income tax relating to cash flow hedges	908	(549)	(1,940)
Total	435	(2,319)	(344)
Other comprehensive income, net of tax	(1,272)	7,344	1,189
Attributable to:
Equity holders of the Bank	(2,312)	6,640	1,288
Non-controlling interest	$ 1,040	$ 704	$ (99)